UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     *
     _________________________________________
     Thomas B. Ellis     Boston, Massachusetts     August 13, 2010

     *
     _________________________________________
     Todd B. Hammer      Boston, Massachusetts     August 13, 2010


     *  By:  /S/ SARAH L. FILION
     _________________________________________
     Sarah L. Filion, Attorney-in-Fact
     Pursuant to Powers of Attorney incorporated
     by reference to the 13F Report filed on
     May 15, 2009.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $461,705 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     1817   800300 SH       SOLE                   800300
BAXTER INTL INC                COM              071813109    25400   625000 SH       SOLE                   625000
COCA COLA ENTERPRISES INC      COM              191219104    25860  1000000 SH       SOLE                  1000000
CVS CAREMARK CORPORATION       COM              126650100    43980  1500000 SH       SOLE                  1500000
DELIA'S INC NEW                COM              246911101     4321  2939200 SH       SOLE                  2939200
ECHOSTAR CORP                  CL A             278768106    14196   744000 SH       SOLE                   744000
GENZYME CORP                   COM              372917104    24877   490000 SH       SOLE                   490000
HEALTH NET INC                 COM              42222G108    27065  1110600 SH       SOLE                  1110600
INTERVAL LEISURE GROUP INC     COM              46113M108    19981  1604933 SH       SOLE                  1604933
LEAR CORP                      COM NEW          521865204    33100   500000 SH       SOLE                   500000
MCDERMOTT INTL INC             COM              580037109    25119  1159700 SH       SOLE                  1159700
MI DEVS INC                    CL A SUB VTG     55304X104    28934  2365800 SH       SOLE                  2365800
OMNICARE INC                   COM              681904108    15218   642102 SH       SOLE                   642102
PACTIV CORP                    COM              695257105    23951   860000 SH       SOLE                   860000
PENNYMAC MTG INVT TR           COM              70931T103     5215   328000 SH       SOLE                   328000
PEP BOYS MANNY MOE & JACK      COM              713278109    21441  2420000 SH       SOLE                  2420000
PFIZER INC                     COM              717081103    27950  1960000 SH       SOLE                  1960000
RETAIL VENTURES INC            COM              76128Y102     4247   543100 SH       SOLE                   543100
SPARK NETWORKS INC             COM              84651P100     4588  1318525 SH       SOLE                  1318525
TESSERA TECHNOLOGIES INC       COM              88164L100    21186  1320000 SH       SOLE                  1320000
TRIPLE-S MGMT CORP             CL B             896749108    24115  1300000 SH       SOLE                  1300000
WELLPOINT INC                  COM              94973V107    39144   800000 SH       SOLE                   800000